INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2015
INVENTORIES
Inventories
	March 31,
	2014	2015
	(Yen in millions)
Finished goods	¥164,892	¥149,737
Work in process	60,075	62,784
Raw materials and supplies	110,835	141,978

	¥335,802	¥354,499